TAXES ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Israel corporate tax rates	23.00%	23.00%	24.00%
Carryforward losses	$ 31.0	$ 21.0
Income tax rate in United states	21.00%